Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options
Outstanding as of January 1, 2012	1,353,059
Exercised	(75,694)	(66,961)
Forfeited	(91,598)
Replaced by restricted shares	(783,688)
Outstanding as of December 31, 2012	402,079	1,353,059
Vested and expected to vest as of December 31, 2012	402,079
Exercisable as of December 31, 2012	402,079
Weighted-Average Exercise Price
Outstanding as of January 1, 2012	$ 11.78
Exercised	$ 4.23
Forfeited	$ 6.94
Replaced by restricted shares	$ 14.27
Outstanding as of December 31, 2012	$ 9.44	$ 11.78
Vested and expected to vest as of December 31, 2012	$ 9.44
Exercisable as of December 31, 2012	$ 9.44
Weighted-Average Remaining Contractual Term
Outstanding as of January 1, 2012	7 years	8 years 7 months 6 days
Outstanding as of December 31, 2012	7 years	8 years 7 months 6 days
Vested and expected to vest as of December 31, 2012	7 years
Exercisable as of December 31, 2012	7 years
Aggregate Intrinsic Value of Options
Outstanding as of January 1, 2012	$ 5,363,141
Outstanding as of December 31, 2012	2,226,146	5,363,141
Vested and expected to vest as of December 31, 2012	2,226,146
Exercisable as of December 31, 2012	$ 2,226,146